Income Tax (Tables)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	August 31	August 31
	2017	2016
	$	$

Loss before taxes	(1,933,473)	(1,277,249)
Expected income tax recovery	(676,716)	(447,037)
Non-deductible items	242,716	101,040
Change in estimates	(174,135)	(897,713)
Change in valuation allowance	608,216	1,243,710
Total income taxes	-	-

	August 31	August 31
	2016	2015
	$	$

Loss before taxes	(1,277,249)	(1,934,352)
Income tax rate	35.00%	35.00%
Expected income tax recovery	(447,037)	(677,023)
Non-deductible items	101,040	98,765
Change in estimates	(897,713)	646,711
Change in valuation allowance	1,243,710	(68,453)
Total income taxes	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	August 31	August 31
	2017	2016
	$	$

Non-capital losses	4,567,920	3,959,704
Valuation allowance	(4, 567,920)	(3,959,704)
Net deferred tax assets recognized	-	-

	August 31	August 31
	2016	2015
	$	$

Non-capital losses	3,959,704	2,715,994
Valuation allowance	(3,959,704)	(2,715,994)
Net deferred tax assets recognized	-	-

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Year	Amount
2025	76,000
2026	508,000
2027	1,056,000
2028	720,000
2029	753,000
2030	552,000
2031	538,000
2032	252,000
2033	344,000
2034	3,257,000
2035	2,268,000
2036	989,000
2037	1,738,000
13,051,000

Year	Amount
2025	76,000
2026	508,000
2027	1,056,000
2028	720,000
2029	753,000
2030	552,000
2031	538,000
2032	252,000
2033	344,000
2034	3,257,000
2035	2,268,000
2036	989,000
11,313,000